Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Property, Plant and Equipment
10.	Property, plant and equipment

The Group’s property, plant and equipment is comprised of owned assets (note 10A) and leased assets (note 10B). Property, plant and equipment is measured at cost including eligible borrowing costs less depreciation and accumulated impairment losses.
Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate that this is necessary. If an indication of impairment exists, the asset’s or cash generating unit’s recoverable amount is estimated and any impairment loss is charged to the income statement as it arises.
Owned assets
Owned assets are initially measured at historical cost. Depreciation is provided on a straight-line basis over the expected average useful lives of the assets. Residual values are reviewed at least annually. Estimated useful lives by major class of assets are as follows:

• Freehold buildings (no depreciation on freehold land)	40 years

• Leasehold land and buildings	40 years (or life of lease if less)

• Plant and equipment	2–20 years
Leased assets
The cost of a leased asset is measured as the lease liability at inception of the lease contract and other direct costs less any incentives granted by the lessor. The Group has not capitalised leases which are less than 12 months or leases of low value assets. These mainly relate to IT equipment, office equipment, furniture and fitting and other peripheral items. When a lease liability is remeasured, the related lease asset is adjusted by the same amount.
Depreciation is provided on a straight-line basis from the commencement date of the lease to the end of the lease term.

		€ million	€ million
Property, plant and equipment		2019	2018
Owned assets	10A	10,249	10,214
Leased assets	10B	1,813	1,874
Total		12,062	12,088

10A.	Owned assets

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	4,386	15,216	19,602
Additions through business combinations	7	28	35
Additions	175	1,141	1,316
Disposal s	(72)	(649)	(721)
Hyperinflationary adjustment	(3)	(28)	(31)
Reclassification as held for sale	(63)	(116)	(179)
Currency retranslation	68	252	320

31 December 201 9	4,498	15,844	20,342

Accumulated depreciation
1 January 201 9	(1,390)	(7,998)	(9,388)
Depreciation charge for the year	(134)	(1,022)	(1,156)
Disposals	28	456	484
Hyperinflationary adjustment	5	30	35
Reclassification as held for sale	38	81	119
Currency retranslation	(26)	(161)	(187)

31 December 201 9	(1,479)	(8,614)	(10,093)

Net book value 31 December 201 9 (a)	3,019	7,230	10,249

Includes capital expenditures for assets under construction	78	872	950

The Group has commitments to purchase property, plant and equipment of €264 million (2018: €324 million).

Movements during 2018 (Restated) (b)	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2018	4,256	14,811	19,067
Hyperinflation restatement to 1 January 2018	37	182	219
Additions through business combinations	11	31	42
Additions	236	1,087	1,323
Disposal s	(97)	(585)	(682)
Hyperinflationary adjustment	49	93	142
Reclassification as held for sale	(17)	(54)	(71)
Currency retranslation	(89)	(349)	(438)

31 December 2018	4,386	15,216	19,602

Accumulated depreciation
1 January 2018	(1,345)	(7,450)	(8,795)
Hyperinflation restatement to 1 January 2018	(10)	(106)	(116)
Depreciation charge for the year	(115)	(1,062)	(1,177)
Disposals	63	514	577
Hyperinflationary adjustment	(7)	(53)	(60)
Reclassification as held for sale	10	33	43
Currency retranslation	14	126	140

31 December 2018	(1,390)	(7,998)	(9,388)

Net book value 31 December 2018 (a)	2,996	7,218	10,214

Includes capital expenditures for assets under construction	130	956	1,086

(a)	Includes € 319 million (2018: € 302 million) of freehold land.
(b)	Restated following adoption of IFRS 16. Finance leases previously capitalised as p roperty, plant, and equipment are now included within l eased assets, refer to note 10B .
10B.  Leased assets

Movements during 2019	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2019	2,770	816	3,586
Additions	278	174	452
Disposals	(240)	(180)	(420)
Hyperinflationary adjustment	23	—	23
Currency retranslation	43	17	60

31 December 2019	2,874	827	3,701

Accumulated depreciation
1 January 2019	(1,241)	(471)	(1,712)
Depreciation charge for the year	(297)	(159)	(456)
Disposals	154	150	304
Hyperinflationary adjustment	9	—	9
Currency retranslation	(22)	(11)	(33)

31 December 2019	(1,397)	(491)	(1,888)

Net book value 31 December 2019	1,477	336	1,813

Movements during 2018 (Restated) (a)	€ million Land and buildings	€ million Plant and equipment	€ million Total
Cost
1 January 2018	2,880	799	3,679
Additions	250	171	421
Disposals	(310)	(141)	(451)
Currency retranslation	(50)	(13)	(63)

31 December 2018	2,770	816	3,586

Accumulated depreciation
1 January 2018	(1,275)	(407)	(1,682)
Depreciation charge for the year	(300)	(183)	(483)
Disposals	307	114	421
Currency retranslation	27	5	32

31 December 2018	(1,241)	(471)	(1,712)

Net book value 31 December 2018	1,529	345	1,874

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
Our leases mainly comprise land and buildings and Plant and equipment. The Group leases land and buildings for manufacturing, warehouse facilities and office space and also sublease some of the properties under operating leases. The Group has leases for vehicles and equipment.
The Group has recognised in the income statement an expense of
€97 million (2018: €95 million) for short term leases and €79 million (2018: €70 million) on leases for low-value assets.
During the year the Group recognised an income of €25 million (2018: €22 million) in respect of sublet properties
Cash flows:
The total cash outflows for leases was €534 million (2018: €575 million).
Lease liabilities:
Lease liabilities are shown in note 15 on pages 116 and 119.